Purchase Price Allocation (Parenthetical) (Detail) (Centurion Bank of Punjab Limited)	1 Months Ended
May 23, 2008
Centurion Bank of Punjab Limited
Schedule of Business Acquisitions, Purchase Price Allocation [Line Items]
Issue of equity shares, shares	349,419,780